Risk Management and Fair Values - Schedule of Financial Assets Reported in Fair Value Hierarchy (Details)	6 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Financial Assets Reported in Fair Value Hierarchy [Line Items]
Fair value, Fund investments at fair value through profit or loss	$ 2,290,422
Book value, Fund investments at fair value through profit or loss	2,290,422
Fair value, Total financial assets in fair value hierarchy	2,290,422
Book value, Total financial assets in fair value hierarchy	2,290,422
Level 1 [Member]
Schedule of Financial Assets Reported in Fair Value Hierarchy [Line Items]
Fair value, Fund investments at fair value through profit or loss
Fair value, Total financial assets in fair value hierarchy
Level 2 [Member]
Schedule of Financial Assets Reported in Fair Value Hierarchy [Line Items]
Fair value, Fund investments at fair value through profit or loss
Fair value, Total financial assets in fair value hierarchy
Level 3 [Member]
Schedule of Financial Assets Reported in Fair Value Hierarchy [Line Items]
Fair value, Fund investments at fair value through profit or loss	2,290,422
Fair value, Total financial assets in fair value hierarchy	$ 2,290,422